FAIR VALUE MEASUREMENTS (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning
Fair value, Ending	$ 1,231,200	3,351,600
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value, Beginning
Initial measurement on January 11, 2021		7,729,200
Change in valuation inputs or other assumptions		(4,377,600)
Fair value, Ending		$ 3,351,600